REGULATORY MATTERS (Details) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jan. 05, 2015
Regulatory Liabilities [Line Items]
Transmission rate, applicable period	1 year	1 year
Revenue true-up amount reflected in customer bill, period of recognition	2 years	2 years
Regulatory liabilities	$ 195	$ 183	$ 129
Basis Point Incentive Adder for RTO Participation				50
TCJA Resettlement of Rates
Regulatory Liabilities [Line Items]
Regulatory liabilities	$ 16
Minimum | MISO Operating Subsidiaries
Regulatory Liabilities [Line Items]
Basis Point Incentive Adder for RTO Participation	50
Maximum | MISO Operating Subsidiaries
Regulatory Liabilities [Line Items]
Basis Point Incentive Adder for RTO Participation	100